Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Share Option Activity

				Weighted
		Weighted	Weighted-	average
		average	average	remaining	Aggregate
	Number of	exercise	grant-date	contractual life	intrinsic
	share options	price (USD)	fair value (USD)	(years)	value (USD)
Outstanding, January 1, 2020	10,000	3.97	—	1.16	—
Vested and expected to vest as of January 1, 2020	10,000	3.97	1.01	1.16	—
Expired	(10,000)	3.97	—	—	—
Outstanding, December 31, 2020	—	—	—	—	—
Vested and expected to vest as of December 31, 2020, 2021 and 2022	—	—	—	—	—

Schedule of Recognized Compensation Costs

	Years ended December 31,
(In thousands)	2020	2021	2022
Sales and marketing expenses	185	59	—
General and administrative expenses	1,209	4,682	6,855
Research and development expenses	916	1,429	1,329
Total	2,310	6,170	8,184

2010 share incentive plan [Member]
Summary of Restricted Shares Activities

Number of
restricted shares
Unvested as of January 1, 2020	5,184,500
Expected to vest as of January 1, 2020	4,406,825
Vested	(965,500)
Forfeited	(2,959,000)
Unvested as of December 31, 2020	1,260,000
Expected to vest as of December 31, 2020	1,071,000
Vested	(400,000)
Forfeited	(210,000)
Unvested as of December 31, 2021	650,000
Expected to vest as of December 31, 2021	552,500
Vested	(330,000)
Unvested as of December 31, 2022	320,000
Expected to vest as of December 31, 2022	272,000

2014 Plan [Member]
Summary of Restricted Shares Activities

Number of
restricted
shares
Unvested as of January 1, 2020	1,321,200
Vested	(228,200)
Forfeited	(1,067,000)
Unvested as of December 31, 2020	26,000
Expected to vest as of December 31, 2020	22,100
Unvested as of January 1, 2021	26,000
Vested	(26,000)
Unvested as of December 31, 2021 and 2022	—
Expected to vest as of December 31, 2021 and 2022	—

2020 Incentive Plan
Summary of Restricted Shares Activities

		Weighted-average
	Number of	grant-date fair
	restricted shares	value (USD)
Unvested as of January 1, 2021	—
Granted	31,091,840	0.83
Vested	(2,429,965)
Forfeited	(2,777,500)
Unvested as of December 31, 2021	25,884,375
Expected to vest as of December 31, 2021	19,413,281
Unvested as of January 1, 2022	25,884,375
Granted	2,200,000	0.31
Vested	(9,509,660)
Forfeited	(1,716,665)
Unvested as of December 31, 2022	16,858,050
Expected to vest as of December 31, 2022	12,643,538